UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	666	$654,126
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	1,025	1,027,639
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	661	660,499
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	718	720,311
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(3)	311	311,232
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(4)	428	342,797
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,808	1,694,117
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	300	299,422
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	4,735	4,676,043
Term Loan, 3.75%, Maturing June 4, 2021	1,816	1,793,177

		$12,179,363

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, Maturing April 4, 2019(3)	2,350	$2,145,550

		$2,145,550

Automotive — 5.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,213	$1,201,935
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,806	2,797,135
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	4,887	4,871,767
Term Loan, 3.25%, Maturing December 31, 2018	2,084	2,075,131
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	647	640,121
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	993	981,955
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(3)	600	594,000
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	3,905	3,877,826
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,658,312
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	1,025	1,030,125
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	2,655	2,654,949

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	846	$843,239
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	786	775,753
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,070	1,058,929

		$30,061,177

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	790	$762,350
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	955,000

		$1,717,350

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	315	$313,731

		$313,731

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,259	$1,224,438
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	617	612,559
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,496	1,465,523
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	922	911,803
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,567	1,547,614
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	983	969,556
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	463	463,960
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	605	606,288

		$7,801,741

Business Equipment and Services — 12.3%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	3,342	$3,353,916
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,821	2,186,091
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	422	420,231
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,299	1,207,721
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	817	798,667
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,045	984,785
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	417	410,805
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	618	608,898
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017	1,567	1,539,284

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		943	$936,369
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		470	470,239
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,005,000
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		468	457,313
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		266	257,422
Term Loan, 8.50%, Maturing July 2, 2020		443	404,930
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,380	2,379,875
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,415	1,394,688
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		643	641,300
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		724	722,386
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		111	108,078
Term Loan, 4.00%, Maturing November 6, 2020		432	422,487
Term Loan, 4.76%, Maturing November 6, 2020	CAD	1,354	1,038,978
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,568	1,560,770
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,877	1,867,676
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,952	1,919,874
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,185	1,183,519
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,150	1,303,967
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	967,500
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		2,706	2,674,167
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,366	2,363,170
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,098,797
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,328	1,316,958
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		994	880,022
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,171	1,168,048
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		571	572,478
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,374	5,320,422
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,764	1,698,097
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	488,750
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		650	636,716
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,419	2,385,919

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		887	$884,674
Term Loan, 4.00%, Maturing March 8, 2020		5,622	5,589,346
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,016	1,016,393
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,169	4,117,044
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		1,200	1,203,300
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		115	114,063
Term Loan, 6.25%, Maturing July 28, 2017		587	582,705
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		319	315,720
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,217	3,183,327

			$68,162,885

Cable and Satellite Television — 4.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		748	$732,886
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,096	2,077,460
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,330	1,309,804
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		299	296,476
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		985	972,687
Term Loan, 3.75%, Maturing June 30, 2021		871	861,194
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		788	778,683
Term Loan, 3.75%, Maturing June 30, 2021		499	493,763
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,044	1,039,275
Term Loan, 4.50%, Maturing May 21, 2020		1,206	1,201,284
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		720	689,976
UPC Financing Partnership
Term Loan, 3.77%, Maturing March 31, 2021	EUR	3,972	4,488,459
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		5,075	5,007,203
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,209,745
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	429,327
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	666,435
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,206,259

			$24,460,916

Chemicals and Plastics — 7.3%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		276	$273,848
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		143	142,087
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(3)		300	301,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		2,290	$2,286,303
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,766	3,694,000
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		2,117	2,078,054
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		400	398,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		524	515,396
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	537,539
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		149	146,817
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		899	888,121
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,240	2,200,317
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		2,000	1,988,126
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	997	1,126,026
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		5,020	4,895,734
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		298	298,494
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		1,312	1,310,343
Term Loan, Maturing June 7, 2020(3)		600	600,750
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		1,880	1,868,244
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		960	952,200
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		574	572,846
Term Loan, 5.00%, Maturing July 25, 2021	EUR	973	1,106,322
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		691	660,144
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	940,000
Polarpak, Inc.
Term Loan, Maturing June 8, 2020(3)	CAD	1,550	1,206,077
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,152	1,135,379
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		299	291,021
Term Loan, 4.50%, Maturing July 31, 2021	EUR	973	1,099,911
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		71	71,428
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		404	404,759
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,975	2,946,040
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,535	3,423,006

			$40,358,457

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 1.4%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	2,000	$3,027,088
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,828	2,643,753
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	965	1,093,629
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,037	1,031,475

			$7,795,945

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,137	$2,098,015
Term Loan, 3.75%, Maturing January 6, 2021		612	604,198
Crown Americas, LLC
Term Loan, 3.25%, Maturing October 22, 2021(2)		1,525	1,535,616
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,500	1,500,937
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		398	391,035
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		372	370,316
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		2,842	2,816,039
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		578	571,380

			$9,887,536

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		180	$180,037
Term Loan, 4.50%, Maturing September 3, 2021		614	614,963
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,213	1,198,728
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,126	2,048,702

			$4,042,430

Drugs — 2.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		367	$364,266
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		600	600,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		397	392,162
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		775	773,881
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		500	502,500
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(3)		825	828,094
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,873	1,840,699
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,593	1,584,521
Term Loan, 3.50%, Maturing December 11, 2019		2,561	2,546,916
Term Loan, 3.50%, Maturing August 5, 2020		3,125	3,108,578

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017	1,361	$1,356,660

		$13,898,277

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	3,843	$3,744,478
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	797	799,504

		$4,543,982

Electronics/Electrical — 12.3%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	642	$636,460
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,100	1,056,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	842	836,767
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	6,169	6,165,693
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	825	818,812
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	720	712,367
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	349	345,852
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	302	302,780
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,216	1,160,894
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	477	470,595
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	8,346	8,361,911
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,372	3,356,268
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	444	436,347
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	830	827,358
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	770	772,406
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,859	1,833,900
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	4,522	4,506,876
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	493	491,621
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,225	5,108,125
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	522	524,987
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,100	1,062,050
Term Loan, 5.25%, Maturing November 20, 2021	1,100	1,069,407

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,369	$1,372,113
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(2)	5	5,431
Term Loan, 5.00%, Maturing July 8, 2021	865	856,161
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,254	1,243,042
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	449	440,167
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	695	672,171
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	212,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,198	1,194,926
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	750,313
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	4,541	4,321,930
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	850	840,969
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	202	202,478
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	695	694,171
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	428	431,823
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,189	2,127,890
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	589	589,063
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,241	1,229,545
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	846	837,292
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	530	529,023
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	870	869,835
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,164	2,160,767
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	767	762,927
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	968	962,859
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,438	1,421,865
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,125	2,140,368

		$67,727,230

Equipment Leasing — 0.5%
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	$2,786,432

		$2,786,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 5.3%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		995	$984,298
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,000	988,750
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		2,009	2,002,850
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		539	520,511
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2018		4,961	4,875,835
Term Loan, 3.67%, Maturing September 24, 2018		1,875	1,841,602
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,189	1,164,791
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,337	1,335,185
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018		508	497,366
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		817	796,358
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020		1,059	994,336
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		3,752	3,703,133
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		497	494,108
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		577	576,642
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		418	389,899
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		124	124,678
Term Loan, 6.25%, Maturing September 4, 2018		741	744,328
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		3,219	3,021,679
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		987	979,969
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		270	265,009
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		644	644,304
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,410	2,117,095

			$29,062,726

Food Products — 6.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,635	$3,615,490
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		570	548,536
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,405	3,288,997
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,271	1,260,610
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	725	822,030
Term Loan, 3.50%, Maturing July 23, 2021		2,175	2,152,343

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		936	$935,165
CSM Bakery Solutions, LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,034	1,014,867
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,964	1,828,958
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		198	196,763
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,334	1,323,331
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		5,552	5,550,893
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		844	834,134
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		862	855,562
Term Loan, 3.75%, Maturing September 18, 2020		1,555	1,540,226
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	5,261,096
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		691	675,821
Term Loan, 3.00%, Maturing April 29, 2020		1,865	1,823,252
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		572	568,326

			$34,096,400

Food Service — 4.4%
Aramark Services, Inc.
Term Loan, 1.84%, Maturing July 26, 2016		169	$166,936
Term Loan, 1.84%, Maturing July 26, 2016		304	300,313
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		272	272,080
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		6,500	6,514,729
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(4)		92	73,465
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		720	703,148
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,015	998,656
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	968	1,089,873
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,274	2,269,575
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,654	1,620,796
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		406	392,260
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		271	263,651
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,900	4,891,187
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,804	4,564,222

			$24,120,891

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 3.5%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	2,250	$2,241,281
Term Loan, 5.50%, Maturing August 25, 2021	900	899,750
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	2,328	2,326,485
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	5,092	4,969,108
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	3,545	3,506,768
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	415	415,162
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	450	452,438
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,797	4,767,071

		$19,578,063

Health Care — 16.8%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,047	$1,045,629
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	2,616	2,616,832
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,231	1,218,943
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	1,516	1,516,843
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	597	596,403
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	2,782	2,788,167
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	940	942,255
Auris Luxembourg II S.A.
Term Loan, 5.50%, Maturing January 15, 2022	775	781,297
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	5,487	5,485,381
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	1,011,657
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,686,094
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	567,692
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	775	778,875
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	449	448,308
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	32,806
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	832	828,434
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	7,392	7,398,221
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,366	1,366,276
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,022	1,009,657

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		3,209	$3,198,847
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		575	571,762
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		871	850,165
Term Loan, 4.50%, Maturing March 11, 2021	EUR	299	337,769
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		1,993	1,985,220
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		99	98,853
Term Loan, 4.25%, Maturing August 30, 2020		333	330,696
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		3,376	3,379,643
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021		4,714	4,666,161
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		1,613	1,612,101
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,007	1,005,669
Term Loan, 7.75%, Maturing May 15, 2018		2,378	2,356,737
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		1,493	1,473,844
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		4,473	4,431,793
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		1,889	1,822,541
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,514	1,484,237
Term Loan, 3.50%, Maturing March 19, 2021		1,122	1,108,762
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		358	356,765
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		5,180	5,168,711
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		560	543,354
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		407	403,170
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		521	514,549
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		3,469	3,469,216
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,634	1,617,676
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,109	2,993,747
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		1,887	1,880,605
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,044	1,036,521
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		1,713	1,710,633
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		1,768	1,759,036
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		1,180	1,187,155

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		2,639	$2,631,328
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		1,150	1,141,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		345	341,733
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,150	1,109,750
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,613	1,564,609
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		794	784,985

			$93,049,488

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		223	$218,846
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,512	1,499,599
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,226	1,210,447

			$2,928,892

Industrial Equipment — 4.1%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		303	$300,457
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		712	690,053
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		575	574,281
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,010	1,009,885
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,000,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,223	3,019,866
Term Loan, 4.75%, Maturing July 30, 2020	EUR	395	425,706
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,789	2,744,027
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		675	654,750
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		517	503,519
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		665	664,525
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		704	704,735
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,567	4,495,113
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,203	1,171,385
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,005	999,568
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		298	293,284
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		788	774,479

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	1,571	$1,781,404
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		330	327,572
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		422	416,452

			$22,551,061

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		1,915	$1,888,404
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,735	4,734,699
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		8,344	8,307,671
Term Loan, 4.25%, Maturing July 8, 2020		960	944,169
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,025	1,018,594
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		468	433,954
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		883	862,143
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	972,500
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		2,790	2,710,982
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,356	2,323,236

			$24,196,352

Leisure Goods/Activities/Movies — 4.9%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		468	$459,687
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	985,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		3,225	3,158,735
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		882	875,110
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020		2,928	2,907,551
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020		142	141,686
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		984	973,770
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020		1,520	1,510,861
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		350	348,999
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		889	871,191
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		2,540	2,517,369
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		1,468	1,454,783
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,176	1,160,565
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,772	2,645,436

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(4)		1,048	$73,381
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,714	1,682,700
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		800	793,500
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,186	966,352
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,042	1,008,653
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		2,842	2,747,876

			$27,283,205

Lodging and Casinos — 5.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		388	$385,744
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		2,718	2,667,221
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		750	737,344
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		467	460,953
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		978	880,063
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		796	792,424
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,577	3,581,361
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	3,125	4,725,706
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		141	139,752
Term Loan, 5.50%, Maturing November 21, 2019		329	326,089
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		5,164	5,112,023
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,061	1,053,003
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,450	2,415,700
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		711	704,247
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		494	485,727
RHP Hotel Properties, L.P.
Term Loan, 3.75%, Maturing January 15, 2021		672	672,045
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,614	3,575,858
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		370	365,221

			$29,080,481

Nonferrous Metals/Minerals — 2.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		1,769	$1,327,848
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,566	2,589,571

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	2,024	$1,780,185
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,365	1,301,002
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	997	950,710
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,621	2,602,221
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	439	414,660
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	775	680,062
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	475,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,607	1,064,643

		$13,185,902

Oil and Gas — 6.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,133	$1,002,833
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	2,646,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,653	1,561,783
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	973	935,281
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,831	1,687,163
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,070	891,354
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,037	956,770
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,214	1,675,297
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,358	6,948,745
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	689	683,925
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	848	654,983
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	1,167,350
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,663	3,711,182
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	522	452,507
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	36	28,862
Term Loan, 4.25%, Maturing December 16, 2020	95	77,390
Term Loan, 4.25%, Maturing December 16, 2020	686	556,336
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	160	142,966
Term Loan, 4.25%, Maturing October 1, 2019	262	234,061
Term Loan, 4.25%, Maturing October 1, 2019	1,974	1,766,387
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	398	365,165

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,245	$1,211,900
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	4,637	4,364,332

		$33,722,572

Publishing — 3.4%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,762	$1,759,312
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,426	4,929,470
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,592	1,589,513
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	6,445	6,074,252
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	694	694,417
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	605	606,958
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	372	364,279
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(6)	431	345,178
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	593	593,981
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	675	675,281
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,111	1,102,301

		$18,734,942

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	422	$416,642
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	474	468,778
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	224	223,876
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016	10	9,437
Term Loan, 6.92%, Maturing January 30, 2019	1,132	1,057,772
Term Loan, 7.67%, Maturing July 30, 2019	364	345,051
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,137	4,051,493
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	383	382,209
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	245	242,078
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	686	679,503
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,470	1,464,376
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	634	628,488
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	719	712,715

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		847	$838,162
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		491	478,981
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,079	1,059,380
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,758	3,706,654

			$16,765,595

Retailers (Except Food and Drug) — 7.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,921	$1,909,160
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	350	519,884
Term Loan, 4.31%, Maturing April 28, 2020	GBP	275	410,063
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,369	2,343,447
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,889	4,788,232
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		621	587,659
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		658	635,950
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,080	1,080,670
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,276	1,280,703
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,878	2,613,811
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,890	1,838,076
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,446	1,446,061
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,530	2,488,826
Term Loan, 4.00%, Maturing January 28, 2020		995	985,827
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,246	4,122,950
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,330	2,283,590
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		466	462,881
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,170	2,148,775
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		968	803,181
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		522	517,151
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,020	2,027,512
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		496	491,287
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,594	2,556,392
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		815	792,284

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	910	$272,596
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	589	525,215
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		569	536,074

			$40,468,257

Steel — 1.8%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,259	$7,314,016
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		674	663,254
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		398	394,451
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,485	1,420,031

			$9,791,752

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018		1,764	$1,757,937
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,563	1,332,617
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,166	1,164,244

			$4,254,798

Telecommunications — 3.9%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020		317	$314,177
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016		400	400,750
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		7,550	7,477,648
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		1,045	1,040,832
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		1,816	1,788,259
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		1,188	1,151,045
Term Loan, 4.00%, Maturing April 23, 2019		1,776	1,720,929
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		6,655	6,605,356
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		892	884,923

			$21,383,919

Utilities — 3.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		1,034	$1,004,257
Term Loan, 3.25%, Maturing January 31, 2022		394	383,669
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		917	912,882
Term Loan, 4.00%, Maturing April 1, 2018		2,695	2,684,145
Term Loan, 4.00%, Maturing October 9, 2019		806	798,805
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		955	946,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	505	$501,875
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	873	871,761
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,725	1,727,156
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	566	564,874
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	109,305
Term Loan, 5.00%, Maturing December 19, 2021	2,466	2,484,204
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,577	1,548,497
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	574	564,237
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	14	13,675
Term Loan, 4.25%, Maturing May 6, 2020	263	256,100
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,350	1,355,625
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	396	391,545
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	787,000

		$17,906,100

Total Senior Floating-Rate Interests (identified cost $803,686,165)		$780,044,398

Corporate Bonds & Notes — 12.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(9)	45	$45,338
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	75	68,625
KLX, Inc.
5.875%, 12/1/22(9)	10	9,900
TransDigm, Inc.
7.50%, 7/15/21	10	10,650
6.00%, 7/15/22(9)	85	85,212
6.50%, 7/15/24(9)	80	81,400

		$301,125

Air Transport — 0.0%(10)
Aircastle, Ltd.
5.50%, 2/15/22	30	$30,981

		$30,981

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,600
Chrysler Group, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	223,500

Security	Principal Amount* (000’s omitted)	Value
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	$74,276
3.25%, 5/15/18	10	10,175
Navistar International Corp.
8.25%, 11/1/21	105	102,769

		$431,320

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
6.00%, 5/1/22	105	$119,175
4.25%, 5/1/23	105	107,888
Cott Beverages, Inc.
5.375%, 7/1/22(9)	65	58,500

		$285,563

Brokerage/Securities Dealers/Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	55	$56,994

		$56,994

Building and Development — 0.2%
Building Materials Corp. of America
5.375%, 11/15/24(9)	130	$132,600
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	50	52,125
HD Supply, Inc.
7.50%, 7/15/20	110	115,775
5.25%, 12/15/21(9)	40	41,300
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	75	73,125
Interline Brands, Inc.
10.00%, 11/15/18(11)	102	107,355
NCI Building Systems, Inc.
8.25%, 1/15/23(9)	20	20,400
Nortek, Inc.
10.00%, 12/1/18	85	89,675
8.50%, 4/15/21	40	42,700
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(9)	45	43,031
5.875%, 6/15/24(9)	50	48,313
USG Corp.
5.875%, 11/1/21(9)	35	36,400

		$802,799

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(9)	140	$141,750
Audatex North America, Inc.
6.00%, 6/15/21(9)	70	73,150
FTI Consulting, Inc.
6.00%, 11/15/22	40	42,250
IMS Health, Inc.
6.00%, 11/1/20(9)	75	78,281
ServiceMaster Co. (The)
8.00%, 2/15/20	37	39,313
7.00%, 8/15/20	26	27,235

Security	Principal Amount* (000’s omitted)		Value
TransUnion Holding Co., Inc.
8.125%, 6/15/18		105	$107,362
United Rentals North America, Inc.
8.375%, 9/15/20		20	21,430
7.625%, 4/15/22		40	44,300
6.125%, 6/15/23		35	36,531

			$611,602

Cable and Satellite Television — 1.0%
AMC Networks, Inc.
7.75%, 7/15/21		45	$48,825
4.75%, 12/15/22		35	35,000
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		155	156,162
5.75%, 1/15/24		70	71,050
CCOH Safari, LLC
5.50%, 12/1/22		80	80,800
5.75%, 12/1/24		95	96,544
CSC Holdings, LLC
5.25%, 6/1/24(9)		30	30,150
DISH DBS Corp.
6.75%, 6/1/21		205	223,194
5.875%, 7/15/22		35	35,438
5.875%, 11/15/24		30	30,225
IAC/InterActiveCorp
4.875%, 11/30/18		55	56,788
Numericable Group SA
4.875%, 5/15/19(9)		390	391,462
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		1,000	1,042,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		925	964,312
6.00%, 4/15/21(9)	GBP	950	1,516,744
5.50%, 1/15/25(9)		550	573,375

			$5,352,569

Chemicals and Plastics — 1.6%
Hexion US Finance Corp.
6.625%, 4/15/20		2,950	$2,809,875
Ineos Finance PLC
7.25%, 2/15/19(9)(12)	EUR	1,000	1,159,097
8.375%, 2/15/19(9)		1,825	1,948,187
7.50%, 5/1/20(9)		800	849,000
PSPC Escrow Corp.
6.50%, 2/1/22(9)(13)		60	61,500
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,688
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,800	1,825,875
Tronox Finance, LLC
6.375%, 8/15/20		155	154,612
W.R. Grace & Co.
5.125%, 10/1/21(9)		30	31,275
5.625%, 10/1/24(9)		10	10,763

			$8,985,872

Security	Principal Amount* (000’s omitted)	Value
Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(9)	20	$20,000
Harbinger Group, Inc.
7.875%, 7/15/19	65	68,900
Spectrum Brands, Inc.
6.375%, 11/15/20	50	53,250
6.625%, 11/15/22	30	32,175
TMS International Corp.
7.625%, 10/15/21(9)	60	60,000

		$234,325

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	15	$14,812
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	3,971,875
Sealed Air Corp.
8.375%, 9/15/21(9)	10	11,275
4.875%, 12/1/22(9)	20	20,450
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(9)	40	38,200

		$4,056,612

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)	235	$204,450
Party City Holdings, Inc.
8.875%, 8/1/20	120	130,200

		$334,650

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(9)(11)	200	$202,000
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	200	212,250
7.50%, 7/15/21(9)	50	54,937
5.50%, 3/1/23(9)	30	30,769

		$499,956

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$50,750
Clean Harbors, Inc.
5.25%, 8/1/20	50	50,750
5.125%, 6/1/21	25	25,313
Covanta Holding Corp.
5.875%, 3/1/24	45	46,519
Darling Ingredients, Inc.
5.375%, 1/15/22(9)	25	25,031

		$198,363

Electronics/Electrical — 0.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	35	$35,744
8.875%, 1/1/20(9)	260	284,050

Security	Principal Amount* (000’s omitted)		Value
CommScope Holding Co., Inc.
6.625%, 6/1/20(9)(11)		55	$55,687
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)		55	58,300
Infor US, Inc.
9.375%, 4/1/19		60	64,725
Micron Technology, Inc.
5.25%, 8/1/23(9)(13)		110	110,344
Nuance Communications, Inc.
5.375%, 8/15/20(9)		120	121,800
Open Text Corp.
5.625%, 1/15/23(9)		30	30,900
Sensata Technologies B.V.
5.625%, 11/1/24(9)		15	15,919
Zebra Technologies Corp.
7.25%, 10/15/22(9)		100	107,500

			$884,969

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,042,500
6.75%, 9/1/16(9)		350	374,500
7.125%, 9/1/18(9)		350	395,062

			$1,812,062

Financial Intermediaries — 1.1%
CIT Group, Inc.
5.50%, 2/15/19(9)		45	$47,881
5.375%, 5/15/20		10	10,713
First Data Corp.
7.375%, 6/15/19(9)		1,000	1,051,250
6.75%, 11/1/20(9)		962	1,031,745
11.25%, 1/15/21		42	47,722
10.625%, 6/15/21		42	47,827
11.75%, 8/15/21		56	64,241
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,320,909
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,169
6.00%, 8/1/20		40	42,044
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(14)		80	85,975
MSCI, Inc.
5.25%, 11/15/24(9)		20	20,900
Navient Corp.
5.50%, 1/15/19		160	165,920
5.00%, 10/26/20		30	30,038
5.875%, 10/25/24		30	28,425
UPCB Finance II, Ltd.
6.375%, 7/1/20(9)	EUR	1,000	1,187,912

			$6,228,671

Food Products — 0.9%
Iceland Bondco PLC
4.81%, 7/15/20(9)(12)	GBP	4,000	$4,407,747
6.25%, 7/15/21(9)	GBP	400	456,102

Security	Principal Amount* (000’s omitted)	Value
Post Holdings, Inc.
6.75%, 12/1/21(9)	30	$29,400
6.00%, 12/15/22(9)	35	33,556
WhiteWave Foods Co. (The)
5.375%, 10/1/22	25	26,437

		$4,953,242

Food Service — 0.0%(10)
Pinnacle Operating Corp.
9.00%, 11/15/20(9)	20	$20,450

		$20,450

Food/Drug Retailers — 0.0%(10)
Pantry, Inc. (The)
8.375%, 8/1/20	70	$77,000

		$77,000

Health Care — 1.1%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	$4,210
Alere, Inc.
8.625%, 10/1/18	45	46,800
6.50%, 6/15/20	35	35,963
Amsurg Corp.
5.625%, 11/30/20	50	51,375
5.625%, 7/15/22(9)	45	46,744
Biomet, Inc.
6.50%, 8/1/20	170	181,687
Capsugel SA
7.00%, 5/15/19(9)(11)	25	25,516
Centene Corp.
4.75%, 5/15/22	20	20,325
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,273,220
7.125%, 7/15/20	120	127,950
6.875%, 2/1/22(9)	110	117,562
HCA Holdings, Inc.
6.25%, 2/15/21	85	92,438
HCA, Inc.
6.50%, 2/15/20	15	16,894
4.75%, 5/1/23	1,050	1,102,500
5.375%, 2/1/25	25	25,953
HealthSouth Corp.
5.75%, 11/1/24	20	20,750
Hologic, Inc.
6.25%, 8/1/20	245	256,637
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	49,500
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	175	182,000
Omnicare, Inc.
4.75%, 12/1/22	15	15,600
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	60	61,500
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(9)	100	106,500

Security	Principal Amount* (000’s omitted)		Value
Teleflex, Inc.
5.25%, 6/15/24(9)		20	$20,250
Tenet Healthcare Corp.
5.00%, 3/1/19(9)		25	25,000
6.00%, 10/1/20		55	59,538
4.375%, 10/1/21		600	602,250
8.125%, 4/1/22		105	118,650
United Surgical Partners International, Inc.
9.00%, 4/1/20		60	64,500
VWR Funding, Inc.
7.25%, 9/15/17		90	94,513
WellCare Health Plans, Inc.
5.75%, 11/15/20		95	99,037

			$5,945,362

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	$43,100

			$43,100

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)		50	$49,094
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(15)		76	50,289
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	43,300
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(11)		45	43,988

			$186,671

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(9)		55	$55,688
CNO Financial Group, Inc.
6.375%, 10/1/20(9)		1,050	1,118,250
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(11)		45	44,325
Hub International, Ltd.
7.875%, 10/1/21(9)		60	60,150
Towergate Finance PLC
6.063%, 2/15/18(9)(12)	GBP	650	866,442
USI, Inc.
7.75%, 1/15/21(9)		100	98,125

			$2,242,980

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)		35	$38,237
National CineMedia, LLC
6.00%, 4/15/22		790	805,800
NCL Corp., Ltd.
5.00%, 2/15/18		30	30,525
5.25%, 11/15/19(9)		25	25,313
Regal Entertainment Group
5.75%, 3/15/22		30	29,962

Security	Principal Amount* (000’s omitted)	Value
Royal Caribbean Cruises
7.25%, 6/15/16	25	$26,813
7.25%, 3/15/18	50	56,125
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	90	99,000

		$1,111,775

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	224	$188,664
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,100	1,596,000
9.00%, 2/15/20(5)	500	375,000
9.00%, 2/15/20(5)	1,175	881,250
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	75	77,766
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	116,600
MGM Resorts International
6.625%, 12/15/21	90	95,175
7.75%, 3/15/22	30	33,413
6.00%, 3/15/23	65	65,812
Penn National Gaming, Inc.
5.875%, 11/1/21	45	44,100
Station Casinos, LLC
7.50%, 3/1/21	85	89,675
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(9)	310	206,150
Waterford Gaming, LLC
8.625%, 9/15/14(4)(9)(16)	113	19,492

		$3,789,097

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(9)	15	$7,087
CONSOL Energy, Inc.
5.875%, 4/15/22	30	26,175
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	118,950
IAMGOLD Corp.
6.75%, 10/1/20(9)	65	52,325
Imperial Metals Corp.
7.00%, 3/15/19(9)	30	26,400
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	90	90,450
New Gold, Inc.
7.00%, 4/15/20(9)	40	39,750
6.25%, 11/15/22(9)	70	69,475
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	10	10,350
7.375%, 2/1/20(9)	45	46,575

		$487,537

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.7%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$15,113
5.375%, 11/1/21	100	97,875
Berry Petroleum Co.
6.375%, 9/15/22	10	6,950
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	35	34,738
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	63,000
California Resources Corp.
5.50%, 9/15/21(9)	45	38,025
6.00%, 11/15/24(9)	45	37,125
Chesapeake Energy Corp.
7.25%, 12/15/18	90	99,000
6.125%, 2/15/21	115	121,900
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	682,500
Concho Resources, Inc.
5.50%, 4/1/23	240	241,200
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(9)	90	87,300
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	124,150
Denbury Resources, Inc.
5.50%, 5/1/22	20	17,700
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(9)	95	84,550
Energy Transfer Equity, LP
5.875%, 1/15/24	65	67,775
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	65	66,137
9.375%, 5/1/20	210	212,625
7.75%, 9/1/22	35	33,381
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	40	44,244
GenCorp, Inc.
7.125%, 3/15/21	70	73,972
Gulfport Energy Corp.
7.75%, 11/1/20(9)	65	64,837
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	86,625
MEG Energy Corp.
6.375%, 1/30/23(9)	80	71,600
Memorial Resource Development Corp.
5.875%, 7/1/22(9)	25	22,813
Newfield Exploration Co.
5.625%, 7/1/24	120	119,100
Oasis Petroleum, Inc.
6.875%, 3/15/22(9)	80	74,200
6.875%, 1/15/23	135	124,200
Precision Drilling Corp.
6.50%, 12/15/21	5	4,450
Rice Energy, Inc.
6.25%, 5/1/22	45	43,650

Security	Principal Amount* (000’s omitted)	Value
Rosetta Resources, Inc.
5.625%, 5/1/21	60	$56,850
5.875%, 6/1/22	85	80,325
RSP Permian, Inc.
6.625%, 10/1/22(9)	65	64,919
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	171,062
5.625%, 4/15/23	100	100,500
5.75%, 5/15/24	100	101,125
Sabine Pass LNG, L.P.
6.50%, 11/1/20	100	102,000
Samson Investment Co.
9.75%, 2/15/20(9)	45	14,175
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	140	140,350
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	14,088
SM Energy Co.
6.125%, 11/15/22(9)	25	24,188
6.50%, 1/1/23	80	79,200
Tesoro Corp.
5.375%, 10/1/22	90	92,700
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	15	15,244
6.25%, 10/15/22(9)	35	35,700
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	35	24,850
Williams Partners L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,350

		$3,988,361

Publishing — 0.2%
Laureate Education, Inc.
10.00%, 9/1/19(9)	610	$622,200
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	120	133,500
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)	30	29,587

		$785,287

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$932,749
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	51,250
Series B, 6.50%, 11/15/22	90	93,262
Crown Media Holdings, Inc.
10.50%, 7/15/19	110	119,900
iHeartCommunications, Inc.
11.25%, 3/1/21	60	61,875
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	36,137
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	25	25,688
6.00%, 7/15/24(9)	85	87,550
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,575

Security	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc.
6.75%, 9/15/22(9)	746	$815,005

		$2,294,991

Retailers (Except Food and Drug) — 0.2%
1011778 B.C. ULC/New Red Finance, Inc.
6.00%, 4/1/22(9)	125	$128,750
Claire’s Stores, Inc.
9.00%, 3/15/19(9)	95	89,300
Hot Topic, Inc.
9.25%, 6/15/21(9)	150	163,125
Levi Strauss & Co.
6.875%, 5/1/22	65	70,525
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(9)	60	62,100
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(9)(11)	26	26,715
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	45,788
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	143,437
Neiman Marcus Group, Ltd.
8.75%, 10/15/21(9)(11)	40	42,000
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(9)(11)	115	112,700
Petco Holdings, Inc.
8.50%, 10/15/17(9)(11)	120	122,100
Radio Systems Corp.
8.375%, 11/1/19(9)	60	64,650
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	120	129,000

		$1,200,190

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	25	$24,750
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	35	35,175

		$59,925

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22(9)	60	$60,788
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(11)	75	75,750
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	70	38,850

		$175,388

Steel — 0.0%(10)
AK Steel Corp.
8.75%, 12/1/18	35	$37,144
ArcelorMittal
7.00%, 2/25/22	25	26,750

		$63,894

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(10)
Hertz Corp. (The)
6.25%, 10/15/22		65	$66,788
XPO Logistics, Inc.
7.875%, 9/1/19(9)		115	120,031

			$186,819

Telecommunications — 1.0%
Avaya, Inc.
9.00%, 4/1/19(9)		50	$51,000
10.50%, 3/1/21(9)		425	350,996
CenturyLink, Inc.
6.75%, 12/1/23		95	106,281
Equinix, Inc.
5.375%, 1/1/22		50	52,250
Frontier Communications Corp.
6.25%, 9/15/21		45	46,463
7.625%, 4/15/24		30	31,875
6.875%, 1/15/25		45	45,731
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,073,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20		160	168,400
Intelsat Luxembourg SA
7.75%, 6/1/21		170	169,150
8.125%, 6/1/23		105	106,706
NII International Telecom SCA
7.875%, 8/15/19(5)(9)		60	53,400
SBA Communications Corp.
5.625%, 10/1/19		60	62,700
SBA Telecommunications, Inc.
5.75%, 7/15/20		85	88,188
Sprint Communications, Inc.
7.00%, 8/15/20		655	663,187
6.00%, 11/15/22		5	4,694
Sprint Corp.
7.25%, 9/15/21		60	60,210
7.875%, 9/15/23		250	254,687
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,450
6.633%, 4/28/21		50	52,100
6.731%, 4/28/22		20	20,825
6.625%, 4/1/23		55	57,327
6.375%, 3/1/25		55	56,581
Wind Acquisition Finance SA
5.303%, 4/30/19(9)(12)	EUR	500	569,944
6.50%, 4/30/20(9)		475	495,781
4.071%, 7/15/20(9)	EUR	475	526,058
7.375%, 4/23/21(9)		225	218,813
Windstream Corp.
7.75%, 10/1/21		80	81,600
6.375%, 8/1/23		40	37,000

			$5,547,147

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		30	$30,225

Security	Principal Amount* (000’s omitted)	Value
Calpine Corp.
5.375%, 1/15/23	50	$50,750
7.875%, 1/15/23(9)	2,339	2,631,375
5.75%, 1/15/25	20	20,475
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(9)	80	82,400
7.375%, 11/1/22(9)	65	67,194
7.625%, 11/1/24(9)	55	56,925
RJS Power Holdings, LLC
5.125%, 7/15/19(9)	35	34,125

		$2,973,469

Total Corporate Bonds & Notes (identified cost $70,045,188)		$67,241,118

Asset-Backed Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIX, Series 2014-19A, Class E, 5.657%, 10/17/26(9)(12)	$2,100	$1,940,990
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(9)(12)	450	433,674
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(9)(12)	1,000	926,117
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(9)(12)	1,000	880,181
Ares CLO, Ltd., Series 2014-32A, Class D, 5.945%, 11/15/25(9)(12)	2,000	1,871,400
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(9)(12)	450	437,054
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(9)(12)	350	336,082
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(9)(12)	225	200,916
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(9)(12)	500	494,117
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(9)(12)	500	442,134
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.433%, 10/15/26(9)(12)	2,000	1,831,406
Cent CLO, LP, Series 2014-22A, Class D, 5.533%, 11/7/26(9)(12)	1,000	908,436
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.007%, 7/17/19(9)(12)	750	738,294
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.907%, 4/21/25(9)(12)	2,650	2,531,977
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.932%, 8/15/25(9)(12)	1,500	1,445,462
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.432%, 8/15/25(9)(12)	640	599,566
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.132%, 8/15/25(9)(12)	430	361,476
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(9)(12)	400	386,792
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(9)(12)	450	429,121
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(9)(12)	925	893,038
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(9)(12)	925	852,690
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(9)(12)	1,125	984,011
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.482%, 11/8/24(9)(12)	1,750	1,736,661
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.406%, 4/25/21(9)(12)	1,000	985,050
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.28%, 10/17/26(9)(12)	2,000	1,709,086

Total Asset-Backed Securities (identified cost $24,933,879)		$24,355,731

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(4)(15)(17)	55	$52,656

		$52,656

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(15)	18,702	$686,130

		$686,130

Building and Development — 0.1%
Panolam Holdings Co.(4)(17)(18)	253	$222,174

		$222,174

Food Service — 0.0%(10)
Buffets Restaurants Holdings, Inc.(4)(15)(17)	44,318	$18,170

		$18,170

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(15)(17)	35,670	$588,555

		$588,555

Publishing — 0.3%
ION Media Networks, Inc.(4)(15)(17)	3,990	$1,361,548
MediaNews Group, Inc.(4)(15)(17)	10,718	428,716

		$1,790,264

Total Common Stocks (identified cost $1,592,625)		$3,357,949

Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1(4)(15)(17)	3,545	$2,517
Education Management Corp., Series A-2(4)(15)(17)	10,050	1,809

Total Preferred Stocks (identified cost $4,326)		$4,326

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Oil and Gas — 0.0%(10)
SemGroup Corp., Escrow Certificate	540,000	$1,350

Gaming
Buffalo Thunder Development Authority, Residual Claim Cetificates, expires 11/15/29(4)	99,528	$0

Total Miscellaneous (identified cost $0)		$1,350

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(19)	$12,901	$12,901,487

Total Short-Term Investments (identified cost $12,901,487)		$12,901,487

Total Investments — 160.6% (identified cost $913,163,670)		$887,906,359

Less Unfunded Loan Commitments — (0.3)%		$(1,530,490)

Value
Net Investments — 160.3% (identified cost $911,633,180)	$886,375,869

Other Assets, Less Liabilities — (36.6)%	$(202,164,237)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (23.7)%	$(131,304,209)

Net Assets Applicable to Common Shares — 100.0%	$552,907,423

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	-	Canadian Dollar

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $58,090,229 or 10.5% of the Trust’s net assets applicable to common shares.

(10)	Amount is less than 0.05%.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(13)	When-issued security.

(14)	Security converts to floating rate after the indicated fixed-rate coupon period.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Defaulted matured security.

(17)	Non-income producing security.

(18)	Restricted security.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $4,735.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	Canadian Dollar 1,546,125	United States Dollar 1,355,365	State Street Bank and Trust Company	$139,068	$—	$139,068
2/27/15	Canadian Dollar 1,340,541	United States Dollar 1,190,058	State Street Bank and Trust Company	135,488	—	135,488
2/27/15	Euro 6,052,796	United States Dollar 7,549,211	Goldman Sachs International	708,100	—	708,100
3/31/15	British Pound Sterling 9,343,582	United States Dollar 14,584,210	Goldman Sachs International	516,205	—	516,205
3/31/15	Euro 8,807,339	United States Dollar 10,806,165	HSBC Bank USA, N.A.	849,013	—	849,013
3/31/15	United States Dollar 537,887	British Pound Sterling 355,000	State Street Bank and Trust Company	—	(3,388)	(3,388)
4/30/15	British Pound Sterling 3,077,633	United States Dollar 4,667,554	HSBC Bank USA, N.A.	34,773	—	34,773
4/30/15	Euro 4,194,260	United States Dollar 4,765,854	State Street Bank and Trust Company	22,562	—	22,562

				$2,405,209	$(3,388)	$2,401,821

At January 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2015, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,405,209 and $3,388, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$909,328,513

Gross unrealized appreciation	$8,671,032
Gross unrealized depreciation	(31,623,676)

Net unrealized depreciation	$(22,952,644)

Restricted Securities

At January 31, 2015, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$222,174

Total Common Stocks			$139,024	$222,174

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$778,024,265	$489,643	$778,513,908
Corporate Bonds & Notes	—	67,171,337	69,781	67,241,118
Asset-Backed Securities	—	24,355,731	—	24,355,731
Common Stocks	588,555	686,130	2,083,264	3,357,949
Preferred Stocks	—	—	4,326	4,326
Miscellaneous	—	1,350	—	1,350
Short-Term Investments	—	12,901,487	—	12,901,487
Total Investments	$588,555	$883,140,300	$2,647,014	$886,375,869
Forward Foreign Currency Exchange Contracts	$—	$2,405,209	$—	$2,405,209
Total	$588,555	$885,545,509	$2,647,014	$888,781,078

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,388)	$—	$(3,388)
Total	$—	$(3,388)	$—	$(3,388)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015